Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Manufacturing plant		$ 22,517
Borrowing costs capitalized	$ 713	$ 1,287
Borrowing costs eligible capitalization percentage		11.20%